Note Payable (Details) - Hydra, LLC - USD ($) $ in Millions		11 Months Ended
	Dec. 08, 2022	Dec. 31, 2022
Note Payable
Percentage of redemption of the face amount of the Note, plus accrued interest		120.00%
Notes payable
Note Payable
Net proceeds	$ 7.6
Loan, principal amount	$ 8.0
Interest rate per annum	9.00%
Maturity term	12 months
Maturity period after consummation of business acquisition	5 days
Percentage of redemption of the face amount of the Note, plus accrued interest	120.00%